SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		3 Months Ended		12 Months Ended
	Dec. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) arrangement	Dec. 31, 2015 USD ($) arrangement	Dec. 31, 2014 USD ($) arrangement	Oct. 01, 2016 USD ($)
Intangible Assets and Goodwill
Goodwill		$ 1,924,052,000		$ 1,924,052,000	$ 2,245,364,000	$ 1,754,926,000
Write-down of goodwill				275,367,000	14,056,000	0
Advertising Costs
Advertising expense				$ 1,000,000,000	$ 1,200,000,000	$ 994,700,000
Amortization period for capitalized access fees (in months)				18 months
Redeemable Noncontrolling Interest
Number of put and call arrangements that became exercisable | arrangement				1	2	0
Accounting Pronouncements Adopted
Debt issuance costs		15,766,000		$ 15,766,000
Excess tax benefits from stock-based awards				51,800,000	$ 56,400,000	$ 45,000,000
Accounting Standards Update 2015-03 | Other non-current assets
Accounting Pronouncements Adopted
Debt issuance costs					(21,300,000)
Accounting Standards Update 2015-03 | Long-term debt
Accounting Pronouncements Adopted
Debt issuance costs					21,300,000
Redeemable Noncontrolling Interests
Redeemable Noncontrolling Interest
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value				7,921,000	23,155,000	27,750,000
Nonoperating Income (Expense)
Foreign Currency Translation and Transaction Gains and Losses
Translation gains and losses related to foreign entities					2,200,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | ShoeBuy
Intangible Assets and Goodwill
Gain on sale of business	$ 37,500,000	37,500,000
Write-down of goodwill					14,100,000
Publishing
Intangible Assets and Goodwill
Goodwill		0		0	277,192,000	0
Write-down of goodwill				275,367,000	0
Other
Intangible Assets and Goodwill
Goodwill		74,422,000		74,422,000	136,482,000	$ 97,460,000
Write-down of goodwill				0	14,056,000
Other | The Princeton Review | Minimum
Intangible Assets and Goodwill
Excess of fair value over carrying value (as percent)							10.00%
Other | The Princeton Review | Maximum
Intangible Assets and Goodwill
Excess of fair value over carrying value (as percent)							20.00%
Operating Segments | Minimum
Intangible Assets and Goodwill
Excess of fair value over carrying value (as percent)							20.00%
Operating Segments | Publishing
Intangible Assets and Goodwill
Goodwill		0		0	277,192,000		$ 0
Write-down of indefinite-lived intangible assets			$ 11,600,000		88,000,000
Write-down of goodwill			$ 275,400,000	275,367,000	0
Operating Segments | Other
Intangible Assets and Goodwill
Goodwill		74,422,000		74,422,000	136,482,000
Write-down of goodwill				$ 0	14,056,000
Operating Segments | Other | ShoeBuy
Intangible Assets and Goodwill
Write-down of indefinite-lived intangible assets					$ 14,100,000
Goodwill | Minimum
Intangible Assets and Goodwill
Discount rate				10.00%	12.00%
Goodwill | Maximum
Intangible Assets and Goodwill
Discount rate				17.50%	22.00%
Indefinite-lived Intangible Assets | Minimum
Intangible Assets and Goodwill
Discount rate				11.00%	11.00%
Royalty rate				2.00%	1.00%
Indefinite-lived Intangible Assets | Minimum | Trade names
Intangible Assets and Goodwill
Royalty rate				2.00%
Indefinite-lived Intangible Assets | Maximum
Intangible Assets and Goodwill
Discount rate				16.00%	16.00%
Royalty rate				7.00%	9.00%
Indefinite-lived Intangible Assets | Maximum | Trade names
Intangible Assets and Goodwill
Royalty rate				6.00%
Match Group, Inc.
Intangible Assets and Goodwill
Market capitalization							$ 4,800,000,000
Excess of market capitalization over carrying value, more than (as percent)							970.00%
Accounting Pronouncements Adopted
Debt issuance costs		$ 13,434,000		$ 13,434,000	$ 16,610,000